related party transactions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) EquityInstruments	Dec. 31, 2019 CAD ($) EquityInstruments
Transactions with defined benefit pension plans
Charges for management and administrative services to our defined benefit pension plans	$ 7	$ 6
Transactions with real estate joint venture and associate
Lease liabilities	1,837	1,661
Key management personnel
Transactions with key management personnel
Short-term benefits	9	12
Post-employment pension and other benefits	4	4
Share-based compensation	27	37
Total	$ 40	$ 53
Share options awarded	0	0
Liability amounts accrued for share-based compensation awards to key management personnel
Restricted share units		$ 25
Deferred share units		$ 23
Annual cash bonus as a percentage of base salary upon termination without cause	50.00%
Minimum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments	18 months
Maximum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments	24 months
Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments	811,954	949,408
Notional value Awarded in period	$ 20	$ 23
Grant-date fair value Awarded in period	28	15
Directors' Deferred Share Unit Plan | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Deferred share units paid out	3	4
TELUS Sky
Transactions with real estate joint venture and associate
Lease liabilities	$ 76	$ 77